Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Held-to-Maturity, Fair Value	$ 42,643
Common stock, par value	$ 6.25	$ 6.25
Common stock, Authorized shares	9,000,000	9,000,000
Common stock, shares issued	2,980,602	2,980,602
Common stock, shares outstanding	2,736,634	2,736,060
Treasury stock, at cost	243,968	244,542